FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07038
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                    THE MONEY MARKET PORTFOLIOS
                    ---------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
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Date of fiscal year end:  6/30
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Date of reporting period:  9/30/06
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ITEM 1. SCHEDULE OF INVESTMENTS.


The Money Market Portfolios

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

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  THE MONEY MARKET PORTFOLIO                                                                      PRINCIPAL AMOUNT        VALUE
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  SHORT TERM INVESTMENTS 99.7%
  CERTIFICATES OF DEPOSIT 47.9%
  Abbey National Treasury Services PLC, Stamford Branch, 5.28%, 10/05/06 ......................     $200,000,000     $  200,000,111
  ABN AMRO Bank N.V., Chicago Branch, 5.25%, 10/03/06 .........................................      200,000,000        200,000,000
  Bank of Montreal, Chicago Branch, 5.275%, 10/17/06 ..........................................      200,000,000        200,000,885
  Barclays Bank PLC, New York Branch, 4.97% - 5.305%, 10/24/06 - 2/09/07 ......................      199,500,000        199,503,764
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ..................................      100,000,000        100,000,000
  Dexia Credit Local NY, New York Branch, 4.875%, 2/01/07 .....................................       50,000,000         50,000,000
  HBOS Treasury Services, New York Branch, 5.265%, 10/13/06 ...................................      100,000,000        100,000,332
  Lloyds Bank PLC, New York Branch, 5.26%, 10/04/06 ...........................................      200,000,000        200,000,000
  Rabobank Nederland N.V., New York Branch, 5.255%, 10/13/06 ..................................      200,000,000        200,000,000
  Royal Bank of Scotland, New York Branch, 5.265%, 10/10/06 ...................................      200,000,000        200,000,497
  Societe Generale, New York Branch, 5.28%, 11/01/06 ..........................................      200,000,000        200,000,000
  Svenska Handelsbanken, New York Branch, 5.27%, 10/25/06 .....................................      200,000,000        200,000,664
  UBS AG, Stamford Branch, 5.28%, 11/09/06 ....................................................      200,000,000        200,001,076
  Wells Fargo Bank NA, San Francisco Branch, 5.27%, 10/23/06 ..................................      200,000,000        200,000,000
  Westpac Banking Corp., New York Branch, 5.28%, 10/12/06 .....................................      200,000,000        200,000,608
                                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $2,649,507,937) .........................................                       2,649,507,937
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a COMMERCIAL PAPER 45.2%
  Bank of Ireland, 10/18/06 ...................................................................      200,000,000        199,505,111
  BNP Paribas, 10/27/06 .......................................................................      200,000,000        199,243,111
  Colgate-Palmolive Co., 10/16/06 .............................................................       12,800,000         12,772,267
  Concentrate Manufacturing Co. of Ireland, 10/06/06 - 10/19/06 ...............................      112,000,000        111,812,092
  Danske Corp., 10/05/06 - 10/19/06 ...........................................................      207,220,000        206,691,240
  Depfa Bank PLC, 10/20/06 ....................................................................      200,000,000        199,446,889
  General Electric Capital Corp., 10/02/06 - 10/10/06 .........................................      230,850,000        230,809,576
  Internationale Nederlanden U.S. Funding Corp., 10/06/06 - 10/12/06 ..........................      220,000,000        219,751,916
  Merrill Lynch & Co. Inc., 10/11/06 ..........................................................      200,000,000        199,709,445
  Morgan Stanley Group Inc., 10/17/06 - 10/20/06 ..............................................      200,000,000        199,489,583
  National Australia Funding, 10/02/06 ........................................................      250,000,000        249,963,125
  Nestle Capital Corp., 10/02/06 ..............................................................       24,500,000         24,496,352
  Svenska Handelsbanken Inc., 10/10/06 ........................................................       14,414,000         14,394,902
  Toyota Motor Credit Corp., 10/16/06 .........................................................      200,000,000        199,563,333
  UBS AG Finance Delaware Inc., 10/02/06 ......................................................       35,526,000         35,520,721
  Wal-Mart Stores Inc., 10/11/06 ..............................................................      200,000,000        199,711,111
                                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (COST $2,502,880,774) ................................................                       2,502,880,774
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  U.S. GOVERNMENT AND AGENCY SECURITIES 0.2%
a FHLB, 10/02/06 ..............................................................................        7,175,000          7,174,053
a U.S. Treasury Bill, 1/04/07 .................................................................        2,500,000          2,466,532
a U.S. Treasury Bill, 10/12/06 ................................................................        2,500,000          2,496,234
                                                                                                                     --------------
 TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $12,136,819) ...............................                          12,136,819
                                                                                                                     --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,164,525,530) .........................                       5,164,525,530
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                                         Quarterly Statement of Investments | 21

The Money Market Portfolios

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  THE MONEY MARKET PORTFOLIO                                                                      PRINCIPAL AMOUNT        VALUE
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  SHORT TERM INVESTMENTS (CONTINUED)
b REPURCHASE AGREEMENTS 6.4%
  ABN AMRO Bank, N.V., New York Branch, 5.25%, 10/02/06 (Maturity Value $70,030,625)
  Collateralized by U.S. Government Agency Securities, 5.17%, 10/25/06 - 2/23/09 ..............     $ 70,000,000     $   70,000,000
  Deutsche Bank Securities Inc., 5.00%, 10/02/06 (Maturity Value $108,205,067)
    Collaterized by U.S. Treasury Note, 4.25%, 1/15/10 ........................................      108,160,000        108,160,000
  Morgan Stanley & Co. Inc., 5.00%, 10/02/06 (Maturity Value $108,200,065)
    Collateralized by U.S. Treasury Notes, 3.50% - 6.50%, 2/15/10 .............................      108,155,000        108,155,000
  UBS Securities LLC, 5.10%, 10/02/06 (Maturity Value $70,029,750)
    Collateralized by U.S. Government Agency Security, 3.875%, 6/15/08 ........................       70,000,000         70,000,000
                                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (COST $356,315,000) .............................................                         356,315,000
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  TOTAL SHORT TERM INVESTMENTS (COST $5,520,840,530) 99.7% ....................................                       5,520,840,530
  OTHER ASSETS, LESS LIABILITIES 0.3% .........................................................                          13,897,038
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  NET ASSETS 100.0% ...........................................................................                      $5,534,737,568
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SELECTED PORTFOLIO ABBREVIATIONS
FHLB - Federal Home Loan Bank


a     The security is traded on a discount basis with no stated coupon rate.

b At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.


22 | See Notes to Statement of Investments.
   | Quarterly Statement of Investments

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio).

1. INCOME TAXES

At September 30, 2006, the cost of investments for book and income tax purposes was the same.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 23


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2006


By /s/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2006









                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of THE MONEY MARKET PORTFOLIOS;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of THE MONEY MARKET PORTFOLIOS;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 27, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer